SCHEDULE OF REMAINING CONTRACTUAL MATURITIES (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 443,867	$ 441,023
Lease liabilities	73,059	31,290	$ 6,324
Borrowings (excluding lease liabilities)	409,503	431,960
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	438,198	439,615
Lease liabilities	22,408	9,494
Borrowings (excluding lease liabilities)	58,694	56,432
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities	22,408	9,494
Borrowings (excluding lease liabilities)	58,694	56,432
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities	35,005	15,032
Borrowings (excluding lease liabilities)	176,083	169,295
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities
Borrowings (excluding lease liabilities)	200,539	249,241
Total undiscounted cash flow [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	438,198	439,615
Lease liabilities	79,821	34,020
Borrowings (excluding lease liabilities)	$ 494,010	$ 531,400